ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and equipment payables	$ 49,161	$ 25,386
Interest expenses payable	45,737	22,053
Operating expense and other accruals and liabilities	20,650	30,273
Operating lease liabilities	$ 995	$ 895
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Operating lease liabilities	Operating lease liabilities
Total Accrued Expenses and Other Current Liabilities	$ 118,946	$ 82,553
Advance Customer Deposits And Ticket Sales [Member]
Advance customer deposits and ticket sales	$ 2,403	$ 3,946